UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10155

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	03-31-2011

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

VP Inflation Protection Fund

March 31, 2011

VP Inflation Protection – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
	Principal Amount		Value

U.S. TREASURY SECURITIES AND EQUIVALENTS — 54.9%
U.S. TREASURY SECURITIES — 54.5%
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25(1)		$28,273,102	$31,771,898
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26(1)		52,704,100	56,298,678
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27(1)		38,111,847	42,450,042
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28(1)		19,373,616	19,764,111
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28(1)		39,349,951	50,801,416
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29(1)		17,027,118	19,308,479
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29(1)		43,021,575	57,625,378
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32(1)		12,698,462	16,367,124
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40(1)		28,834,587	30,569,160
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41(1)		15,084,450	15,996,592
U.S. Treasury Inflation Indexed Notes, 3.00%, 7/15/12(1)		11,023,380	11,813,106
U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/13(1)		36,466,500	38,178,712
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/13(1)		13,189,550	14,268,416
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/14(1)		20,535,576	22,380,574
U.S. Treasury Inflation Indexed Notes, 2.00%, 7/15/14(1)		10,631,621	11,669,033
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15(1)		19,577,777	21,225,070
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15(1)		21,340,200	22,153,795
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15(1)		24,115,860	26,533,089
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/16(1)		11,262,034	12,437,509
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16(1)		15,266,580	17,333,538
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17(1)		19,001,322	21,422,508
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17(1)		15,438,997	17,730,731
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18(1)		22,548,240	24,376,767
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18(1)		5,106,250	5,436,563
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19(1)		32,156,636	35,877,255
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/19(1)		7,219,800	7,919,781
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20(1)		11,813,324	12,387,381
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20(1)		37,160,640	38,368,361
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21(1)		11,778,624	11,948,860
			714,413,927
ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS — 0.4%
AID (Israel), 5.52%, 5/1/15(1)(2)		5,000,000	4,573,900
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS
(Cost $673,918,955)			718,987,827
SOVEREIGN GOVERNMENTS & AGENCIES — 18.7%
CANADA — 1.9%
Government of Canada, Inflation Linked, 4.25%, 12/1/26	CAD	16,766,125	25,330,943
FRANCE — 2.5%
Government of France, Inflation Linked, 2.25%, 7/25/20	EUR	21,429,452	33,036,411
GERMANY — 2.7%
German Federal Republic Inflation Linked, 2.25%, 4/15/13	EUR	19,674,581	29,472,833
KfW, 4.75%, 5/15/12(1)		$5,000,000	5,229,015
			34,701,848
ITALY — 2.4%
Republic of Italy, 3.125%, 1/26/15(1)		1,090,000	1,094,137
Republic of Italy, Inflation Linked, 2.35%, 9/15/19	EUR	21,062,093	29,910,897
			31,005,034

VP Inflation Protection – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
	Principal Amount		Value
JAPAN — 1.9%
Government of Japan CPI Linked Bond, 1.10%, 12/10/16	JPY	2,072,700,000	$25,246,647
NORWAY — 0.2%
Government of Norway, 6.00%, 5/16/11	NOK	12,170,000	2,209,783
UNITED KINGDOM — 7.1%
Government of United Kingdom Inflation Linked, 2.50%, 8/16/13	GBP	9,015,000	40,952,641
Government of United Kingdom Inflation Linked, 2.50%, 7/26/16	GBP	5,200,000	26,573,390
Government of United Kingdom Inflation Linked, 1.25%, 11/22/17	GBP	14,776,125	25,902,440
			93,428,471
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES
(Cost $222,679,169)			244,959,137
CORPORATE BONDS — 10.9%
AEROSPACE & DEFENSE — 0.2%
L-3 Communications Corp., 5.20%, 10/15/19(1)		$500,000	521,854
Lockheed Martin Corp., 4.25%, 11/15/19(1)		2,000,000	2,017,696
			2,539,550
BEVERAGES — 0.5%
Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19		1,430,000	1,689,761
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20(1)		1,200,000	1,288,415
Coca-Cola Co. (The), 3.625%, 3/15/14(1)		1,220,000	1,292,093
Coca-Cola Co. (The), 3.15%, 11/15/20		850,000	791,181
Coca-Cola Refreshments USA, Inc., 4.25%, 3/1/15(1)		1,150,000	1,234,694
			6,296,144
BIOTECHNOLOGY — 0.1%
Amgen, Inc., 5.85%, 6/1/17(1)		1,020,000	1,160,951
CAPITAL MARKETS — 0.9%
Bank of New York Mellon Corp. (The), 2.50%, 1/15/16(1)		2,000,000	1,984,714
Credit Suisse (New York), 5.50%, 5/1/14(1)		2,720,000	2,980,987
Credit Suisse (New York), 5.30%, 8/13/19(1)		1,370,000	1,440,592
Credit Suisse AG, 5.40%, 1/14/20(1)		360,000	363,717
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(1)		1,610,000	1,870,582
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20(1)		660,000	670,357
Morgan Stanley, 4.20%, 11/20/14(1)		1,250,000	1,290,165
Morgan Stanley, 7.30%, 5/13/19(1)		1,360,000	1,530,147
			12,131,261
CHEMICALS — 0.1%
Dow Chemical Co. (The), 2.50%, 2/15/16(1)		1,180,000	1,136,353
COMMERCIAL BANKS — 1.2%
International Bank for Reconstruction & Development, 7.625%, 1/19/23(1)		9,500,000	12,720,120
National Australia Bank Ltd., 1.70%, 12/10/13(1)(3)		1,600,000	1,584,749
PNC Bank N.A., 6.00%, 12/7/17(1)		500,000	553,458
PNC Funding Corp., 3.625%, 2/8/15(1)		370,000	382,356
			15,240,683
COMMUNICATIONS EQUIPMENT — 0.1%
Cisco Systems, Inc., 5.90%, 2/15/39(1)		835,000	869,459
DIVERSIFIED FINANCIAL SERVICES — 0.8%
Bank of America Corp., 6.50%, 8/1/16(1)		1,780,000	1,969,055
Bank of America Corp., 5.75%, 12/1/17		510,000	537,291
Citigroup, Inc., 6.01%, 1/15/15(1)		1,480,000	1,617,146
Citigroup, Inc., 4.587%, 12/15/15(1)		2,000,000	2,066,794
General Electric Capital Corp., 3.75%, 11/14/14(1)		1,790,000	1,864,514

VP Inflation Protection – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Principal Amount		Value
General Electric Capital Corp., 6.00%, 8/7/19(1)	$1,430,000	$1,561,742
General Electric Capital Corp., 4.375%, 9/16/20(1)	370,000	359,703
		9,976,245
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
AT&T, Inc., 6.70%, 11/15/13(1)	1,000,000	1,125,314
AT&T, Inc., 5.10%, 9/15/14(1)	770,000	841,850
AT&T, Inc., 6.55%, 2/15/39(1)	1,220,000	1,274,684
British Telecommunications plc, 5.95%, 1/15/18(1)	1,000,000	1,103,772
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14(1)	2,347,000	2,576,623
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18(1)	720,000	925,556
Deutsche Telekom International Finance BV, 5.25%, 7/22/13(1)	350,000	378,140
Deutsche Telekom International Finance BV, 6.75%, 8/20/18(1)	1,470,000	1,735,672
Telecom Italia Capital SA, 6.18%, 6/18/14(1)	1,800,000	1,932,259
Verizon Communications, Inc., 6.10%, 4/15/18(1)	1,280,000	1,435,339
		13,329,209
ELECTRIC UTILITIES — 0.1%
Duke Energy Ohio, Inc., 2.10%, 6/15/13(1)	730,000	743,911
FirstEnergy Solutions Corp., 6.05%, 8/15/21(1)	1,000,000	1,036,922
		1,780,833
FOOD & STAPLES RETAILING — 0.4%
CVS Caremark Corp., 6.60%, 3/15/19(1)	1,730,000	1,985,017
Wal-Mart Stores, Inc., 2.875%, 4/1/15(1)	680,000	695,748
Wal-Mart Stores, Inc., 3.625%, 7/8/20(1)	1,000,000	967,855
Wal-Mart Stores, Inc., 3.25%, 10/25/20(1)	1,720,000	1,607,287
		5,255,907
FOOD PRODUCTS — 0.3%
Kraft Foods, Inc., 5.375%, 2/10/20(1)	2,400,000	2,534,683
Kraft Foods, Inc., 6.50%, 2/9/40(1)	890,000	953,798
Mead Johnson Nutrition Co., 5.90%, 11/1/39(1)	500,000	517,958
		4,006,439
HEALTH CARE EQUIPMENT & SUPPLIES — 0.3%
Baxter International, Inc., 5.90%, 9/1/16(1)	1,000,000	1,151,672
Medtronic, Inc., 3.00%, 3/15/15(1)	2,030,000	2,087,701
St. Jude Medical, Inc., 2.50%, 1/15/16(1)	500,000	490,347
Stryker Corp., 3.00%, 1/15/15(1)	550,000	563,373
		4,293,093
HEALTH CARE PROVIDERS & SERVICES — 0.2%
Express Scripts, Inc., 6.25%, 6/15/14(1)	870,000	966,386
Express Scripts, Inc., 7.25%, 6/15/19(1)	1,000,000	1,194,592
Medco Health Solutions, Inc., 4.125%, 9/15/20(1)	550,000	530,361
		2,691,339
HOTELS, RESTAURANTS & LEISURE — 0.1%
Yum! Brands, Inc., 5.30%, 9/15/19(1)	1,300,000	1,379,391
INDUSTRIAL CONGLOMERATES — 0.2%
General Electric Co., 5.00%, 2/1/13(1)	1,000,000	1,065,255
General Electric Co., 5.25%, 12/6/17(1)	1,100,000	1,197,773
		2,263,028
INSURANCE — 0.2%
Hartford Financial Services Group, Inc., 6.30%, 3/15/18(1)	670,000	719,017
MetLife, Inc., 6.75%, 6/1/16(1)	1,055,000	1,218,898

VP Inflation Protection – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Principal Amount		Value
Prudential Financial, Inc., VRN, 3.50%, 4/1/11, resets monthly off the Consumer Price Index Year over Year plus 2.00% with no caps, Final Maturity 11/2/20(1)	$303,000	$305,439
Prudential Financial, Inc., 2.75%, 1/14/13(1)	500,000	509,703
		2,753,057
INTERNET SOFTWARE & SERVICES — 0.1%
eBay, Inc., 3.25%, 10/15/20(1)	1,450,000	1,327,027
IT SERVICES — 0.1%
International Business Machines Corp., 2.00%, 1/5/16(1)	2,000,000	1,944,468
LIFE SCIENCES TOOLS & SERVICES — 0.2%
Thermo Fisher Scientific, Inc., 3.20%, 3/1/16(1)	2,000,000	2,033,178
MACHINERY — 0.1%
Deere & Co., 5.375%, 10/16/29(1)	750,000	794,456
MEDIA — 0.9%
Comcast Corp., 5.90%, 3/15/16(1)	800,000	889,724
Comcast Corp., 5.15%, 3/1/20(1)	1,300,000	1,354,118
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14(1)	620,000	667,448
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.55%, 3/15/15(1)	1,150,000	1,174,855
NBCUniversal Media LLC, 5.15%, 4/30/20(1)(3)	750,000	773,266
NBCUniversal Media LLC, 4.375%, 4/1/21(3)	1,170,000	1,120,592
News America, Inc., 6.90%, 8/15/39(1)	1,130,000	1,230,873
Time Warner Cable, Inc., 5.40%, 7/2/12(1)	500,000	525,686
Time Warner Cable, Inc., 8.25%, 2/14/14(1)	670,000	778,872
Time Warner Cable, Inc., 6.75%, 7/1/18(1)	1,700,000	1,932,247
Time Warner, Inc., 4.875%, 3/15/20(1)	1,150,000	1,173,369
		11,621,050
METALS & MINING — 0.2%
Anglo American Capital plc, 4.45%, 9/27/20(1)(3)	210,000	210,239
ArcelorMittal, 5.50%, 3/1/21(1)	1,550,000	1,528,418
Newmont Mining Corp., 6.25%, 10/1/39(1)	1,060,000	1,127,622
		2,866,279
MULTI-UTILITIES — 0.5%
Dominion Resources, Inc., 6.40%, 6/15/18(1)	2,300,000	2,627,313
Pacific Gas & Electric Co., 6.25%, 12/1/13(1)	1,000,000	1,104,779
Pacific Gas & Electric Co., 5.80%, 3/1/37(1)	1,194,000	1,210,151
PG&E Corp., 5.75%, 4/1/14(1)	680,000	742,895
Sempra Energy, 6.50%, 6/1/16(1)	570,000	650,425
		6,335,563
OIL, GAS & CONSUMABLE FUELS — 1.3%
Apache Corp., 5.25%, 2/1/42(1)	1,200,000	1,139,233
Chevron Corp., 3.95%, 3/3/14	1,220,000	1,304,478
ConocoPhillips, 4.75%, 2/1/14(1)	3,060,000	3,320,819
Enterprise Products Operating LLC, 3.70%, 6/1/15(1)	750,000	772,270
Enterprise Products Operating LLC, 5.20%, 9/1/20(1)	700,000	722,299
EOG Resources, Inc., 2.50%, 2/1/16(1)	2,700,000	2,635,594
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20(1)	1,310,000	1,359,735
Nexen, Inc., 6.20%, 7/30/19(1)	735,000	813,067
Occidental Petroleum Corp., 2.50%, 2/1/16(1)	2,000,000	1,978,238
Shell International Finance BV, 4.30%, 9/22/19(1)	1,260,000	1,298,312
Talisman Energy, Inc., 7.75%, 6/1/19(1)	600,000	732,525
Williams Partners LP, 5.25%, 3/15/20(1)	490,000	511,482

VP Inflation Protection – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Principal Amount		Value
Williams Partners LP, 4.125%, 11/15/20(1)	$550,000	$523,902
		17,111,954
PAPER & FOREST PRODUCTS(4)
International Paper Co., 9.375%, 5/15/19(1)	320,000	412,014
PHARMACEUTICALS — 0.2%
Abbott Laboratories, 5.30%, 5/27/40(1)	280,000	276,094
Pfizer, Inc., 7.20%, 3/15/39(1)	1,000,000	1,242,020
Roche Holdings, Inc., 6.00%, 3/1/19(1)(3)	1,070,000	1,213,138
		2,731,252
REAL ESTATE INVESTMENT TRUSTS (REITs)(4)
HCP, Inc., 5.375%, 2/1/21	500,000	505,132
ROAD & RAIL — 0.1%
Union Pacific Corp., 7.875%, 1/15/19(1)	1,120,000	1,398,340
SOFTWARE — 0.2%
Adobe Systems, Inc., 3.25%, 2/1/15(1)	1,500,000	1,531,953
Oracle Corp., 5.75%, 4/15/18(1)	1,600,000	1,791,174
		3,323,127
SPECIALTY RETAIL — 0.3%
Home Depot, Inc. (The), 4.40%, 4/1/21(1)	2,400,000	2,397,106
Lowe's Cos., Inc., 2.125%, 4/15/16(1)	1,070,000	1,043,585
		3,440,691
WIRELESS TELECOMMUNICATION SERVICES(4)
America Movil SAB de CV, 5.00%, 3/30/20(1)	450,000	465,708
TOTAL CORPORATE BONDS
(Cost $138,511,296)		143,413,181
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS — 8.5%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 6.9%
FAMCA, 5.50%, 7/15/11(1)(3)	2,750,000	2,792,103
FAMCA, 5.40%, 10/14/11(1)	1,000,000	1,027,370
FAMCA, 6.71%, 7/28/14(1)	3,974,000	4,625,847
FHLB, 4.875%, 5/17/17(1)	1,030,000	1,145,996
FHLMC, 1.75%, 9/10/15	1,500,000	1,471,974
FHLMC, 5.00%, 2/16/17(1)	8,650,000	9,671,911
FHLMC, 4.875%, 6/13/18(1)	30,550,000	33,978,901
FNMA, 3.00%, 9/16/14(1)	10,100,000	10,567,782
FNMA, 1.625%, 10/26/15	850,000	826,906
FNMA, 2.375%, 4/11/16(1)	1,150,000	1,146,096
FNMA, 5.00%, 2/13/17(1)	5,000,000	5,588,950
FNMA, 6.625%, 11/15/30(1)	14,935,000	18,896,568
		91,740,404
GOVERNMENT-BACKED CORPORATE BONDS(5) — 1.6%
Ally Financial, Inc., 1.75%, 10/30/12(1)	10,000,000	10,165,270
Citigroup Funding, Inc., 1.875%, 10/22/12	10,000,000	10,187,030
		20,352,300
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $112,055,761)		112,092,704
COMMERCIAL MORTGAGE-BACKED SECURITIES(6) — 3.5%
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39(1)	2,445,000	2,579,017

VP Inflation Protection – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Principal Amount		Value
Credit Suisse Mortgage Capital Certificates, Series 2007 TF2A, Class A1, VRN, 0.44%, 4/15/11, resets monthly off the 1-month LIBOR plus 0.18% with no caps, Final Maturity 4/15/22(1)(3)	$2,691,904	$2,631,483
GE Capital Commercial Mortgage Corp., Series 2005 C3, Class A5, VRN, 4.98%, 4/1/11(1)	1,250,000	1,283,115
Greenwich Capital Commercial Funding Corp., Series 2005 GG3, Class A4, VRN, 4.80%, 4/1/11(1)	1,500,000	1,582,224
Greenwich Capital Commercial Funding Corp., Series 2005 GG3, Class A3 SEQ, 4.57%, 8/10/42(1)	1,875,000	1,892,311
GS Mortgage Securities Corp. II, Series 2004 GG2, Class A6 SEQ, VRN, 5.40%, 4/1/11(1)	4,600,000	4,926,710
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4 SEQ, 4.76%, 7/10/39(1)	2,050,000	2,138,005
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4A SEQ, 4.75%, 7/10/39(1)	6,050,000	6,364,659
LB-UBS Commercial Mortgage Trust, Series 2004 C1, Class A4 SEQ, 4.57%, 1/15/31(1)	1,500,000	1,574,085
LB-UBS Commercial Mortgage Trust, Series 2004 C4, Class A4, VRN, 5.50%, 4/11/11(1)	1,900,000	2,035,456
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(1)	379,012	379,237
LB-UBS Commercial Mortgage Trust, Series 2005 C3, Class A3 SEQ, 4.65%, 7/15/30(1)	2,590,000	2,626,850
LB-UBS Commercial Mortgage Trust, Series 2005 C5, Class AM, VRN, 5.02%, 4/11/11(1)	2,000,000	2,055,521
Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2007 LLFA, Class A1, VRN, 0.56%, 4/15/11, resets monthly off the 1-month LIBOR plus 0.30% with no caps, Final Maturity 6/15/22(1)(3)	5,187,421	5,029,304
Wachovia Bank Commercial Mortgage Trust, Series 2003 C3, Class A2 SEQ, 4.87%, 2/15/35(1)	2,200,000	2,298,002
Wachovia Bank Commercial Mortgage Trust, Series 2005 C20, Class A6A, VRN, 5.11%, 4/1/11(1)	6,200,000	6,423,031
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $45,783,073)		45,819,010
COLLATERALIZED MORTGAGE OBLIGATIONS(6) — 2.5%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 2.3%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	2,626,888	2,726,902
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	2,548,255	2,645,044
Banc of America Mortgage Securities, Inc., Series 2004-4, Class 2A1 SEQ, 5.50%, 5/25/34(1)	1,320,257	1,332,517
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19(1)	1,501,815	1,514,733
Cendant Mortgage Corp., Series 2003-6, Class A3, 5.25%, 7/25/33(1)	2,500,000	2,585,279
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003 J13, Class 1A1 SEQ, 5.25%, 1/25/34(1)	383,066	382,924
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-35, Class 1A3 SEQ, 5.00%, 9/25/18(1)	1,444,442	1,492,926
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	1,273,803	1,344,405
First Horizon Mortgage Pass Through Trust, Series 2004-2, Class 1A2 SEQ, 5.50%, 5/25/34(1)	453,387	452,883
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33(1)	3,109,946	3,286,720
Sequoia Mortgage Trust, Series 2011-1, Class A1, VRN, 4.125%, 4/1/11	1,931,183	1,937,403

VP Inflation Protection – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Principal Amount		Value
Wamu Mortgage Pass-Through Certificates, Series 2003 S11, Class 3A5, 5.95%, 11/25/33(1)	$2,639,789	$2,811,286
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-17, Class 1A14, 5.25%, 1/25/34(1)	1,871,786	1,943,507
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34(1)	3,021,344	3,192,444
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	2,162,786	2,255,749
		29,904,722
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
FHLMC, Series 2508, Class UL SEQ, 5.00%, 12/15/16(1)	97,009	97,592
GNMA, Series 2005-24, Class UB SEQ, 5.00%, 1/20/31(1)	698,375	703,905
NCUA Guaranteed Notes, Series 2010 C1, Class A2 SEQ, 2.90%, 10/29/20	2,000,000	1,947,199
		2,748,696
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $32,754,645)		32,653,418
MUNICIPAL SECURITIES — 1.0%
Bay Area Toll Auth. Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40(1)	700,000	714,882
California Educational Facilities Auth. Rev., Series 2009 A, (University of Southern California), 5.00%, 10/1/39(1)	1,725,000	1,687,809
California Educational Facilities Auth. Rev., Series 2009 B, (University of Southern California), 5.00%, 10/1/38(1)	870,000	852,800
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39(1)	155,000	144,649
Metropolitan Atlanta Rapid Transit Auth. Rev., Series 2009 A, (Third Indenture), 5.00%, 7/1/39(1)	2,255,000	2,190,056
New York Municipal Water Finance Auth. Rev., Series 2011 GG, (Second General Resolution), 5.00%, 6/15/43(1)	2,550,000	2,453,177
Port Seattle Rev., Series 2010 B, (Intermediate Lien), 5.00%, 6/1/40(1)	1,305,000	1,212,423
Salt River Agricultural Improvement & Power District Rev., Series 2008 A, 5.00%, 1/1/38(1)	1,170,000	1,150,414
Salt River Agricultural Improvement & Power District Rev., Series 2009 A, 5.00%, 1/1/39(1)	520,000	510,390
Texas GO, (Building Bonds), 5.52%, 4/1/39(1)	690,000	705,615
Triborough Bridge & Tunnel Auth. Rev., Series 2008 C, 5.00%, 11/15/38(1)	1,300,000	1,262,963
TOTAL MUNICIPAL SECURITIES
(Cost $12,796,230)		12,885,178
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4)(6)
GNMA, 6.00%, 6/20/17(1)	59,054	61,483
GNMA, 6.00%, 7/20/17(1)	67,453	70,751
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $131,025)		132,234
TEMPORARY CASH INVESTMENTS — 0.1%
BNP Paribas Finance, Inc., 0.05%, 4/1/11(7)	600,000	599,998

VP Inflation Protection – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Principal Amount		Value
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(1)	93,767	$93,767
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $693,767)		693,765
TOTAL INVESTMENT SECURITIES — 100.1%
(Cost $1,239,323,921)		1,311,636,454
OTHER ASSETS AND LIABILITIES — (0.1)%		(976,879)
TOTAL NET ASSETS — 100.0%		$1,310,659,575

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
21,239,545	CAD for USD	UBS AG	4/28/11	$21,896,891	$(672,203)
35,741,121	EUR for USD	Barclays Bank plc	4/28/11	50,632,302	(2,077,989)
30,000,000	EUR for USD	Westpac Banking Corp.	4/28/11	42,499,200	(1,576,500)
25,000,000	GBP for USD	Deutsche Bank AG	4/28/11	40,095,000	(594,500)
32,662,891	GBP for USD	HSBC Bank plc	4/28/11	52,384,745	(847,929)
2,062,017,922	JPY for USD	Westpac Banking Corp.	4/28/11	24,793,165	228,743
				$232,301,303	$(5,540,378)
(Value on Settlement Date $226,760,925)

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
TOTAL RETURN
$20,000,000	Pay a fixed rate equal to 1.13 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires January 2012.	–	$(202,759)
35,000,000	Pay a fixed rate equal to 1.14 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires March 2012.	–	(685,771)
33,275,000	Pay a fixed rate equal to 0.16 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires July 2013.	–	(2,483,254)
20,000,000	Pay a fixed rate equal to 1.21 multiplied by the notional amount and receive the return of the U.S.CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires June 2014.	–	(938,575)
6,000,000	Pay a fixed rate equal to 0.12 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires January 2015.	–	(12,675)
19,200,000	Pay a fixed rate equal to 0.12 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires January 2016.	–	249,880
20,000,000	Pay a fixed rate equal to 1.31 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires April 2017.	–	(808,719)
5,000,000	Pay a fixed rate equal to 0.21 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires April 2018.	–	19,942
40,000,000	Pay a fixed rate equal to 1.31 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires April 2018.	–	(2,091,763)

VP Inflation Protection – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
55,000,000	Pay a fixed rate equal to 0.30 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires December 2019.	–	(475,860)
5,000,000	Pay a fixed rate equal to 0.37 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires April 2022.	–	6,393
30,100,000	Pay a fixed rate equal to 1.77 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires December 2027.	–	(949,601)
6,400,000	Pay a fixed rate equal to 1.44 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires January 2041.	–	(73,774)
		–	(8,446,536)

Notes to Schedule of Investments
AID	-	Agency for International Development
CAD	-	Canadian Dollar
CPI	-	Consumer Price Index
Equivalent	-	Security whose principal payments are secured by US Treasuries or backed by the full faith and credit of the United States
EUR	-	Euro
FAMCA	-	Federal Agricultural Mortgage Corporation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
JPY	-	Japanese Yen
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
LIBOR	-	London Interbank Offered Rate
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
NCUA	-	National Credit Union Administration
NOK	-	Norwegian Krone
NSA	-	Not Seasonally Adjusted
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security, or a portion thereof, has been segregated for swap agreements. At the period end, the aggregate value of securities pledged was $8,447,000.
(2)	The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(3)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $15,354,874, which represented 1.2% of total net assets.

(4)	Category is less than 0.05% of total net assets.
(5)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or December 31, 2012.

(6)	Final maturity date indicated, unless otherwise noted.
(7)	The rate indicated is the yield to maturity at purchase.

VP Inflation Protection – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
•     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
•     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

VP Inflation Protection – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
U.S. Treasury Securities and Equivalents	–	$718,987,827	–
Sovereign Governments & Agencies	–	244,959,137	–
Corporate Bonds	–	143,413,181	–
U.S. Government Agency Securities and Equivalents	–	112,092,704	–
Commercial Mortgage-Backed Securities	–	45,819,010	–
Collateralized Mortgage Obligations	–	32,653,418	–
Municipal Securities	–	12,885,178	–
U.S. Government Agency Mortgage-Backed Securities	–	132,234	–
Temporary Cash Investments	$93,767	599,998	–
Total Value of Investment Securities	$93,767	$1,311,542,687	–
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	–	$(5,540,378)	–
Swap Agreements	–	(8,446,536)	–
Total Unrealized Gain (Loss) on Other Financial Instruments	–	$(13,986,914)	–

3. Federal Tax Information

As of March 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,240,759,925
Gross tax appreciation of investments	$74,903,439
Gross tax depreciation of investments	(4,026,910)
Net tax appreciation (depreciation) of investments	$70,876,529

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Variable Portfolios II, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	May 27, 2011

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	May 27, 2011